BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt
Borrowed funds consisted of the following:

	2016	2015

Reverse Repurchase Agreement	$5,000,000	$5,000,000
Fed Funds purchased	-	5,340,000
FHLB advances	48,000,000	99,981,245
First Tennessee Bank	16,000,000	-
	$69,000,000	$110,321,245

Future Annual Principal Repayments Of Federal Home Loan Bank Advances
Future annual principal repayment requirements on the borrowings from the FHLB at December 31, 2016, were as follows:

Year	Amount

2017	$35,000,000
2018	2,500,000
2019	10,500,000
2020	-
Total	$48,000,000